Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Financial Derivatives Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	$ 3,756,340	$ 2,980,926
Liabilities	3,644,874	2,925,587
Financial derivatives contracts held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Assets	3,617,792	2,897,803
Liabilities	3,426,141	2,757,342
Financial derivatives contracts held for hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Assets	138,548	83,123
Liabilities	$ 218,733	$ 168,245